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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

ICA File Number: 811-05547
Laudus Trust


(Exact name of registrant as specified in charter)
c/o Laudus Trust
101 Montgomery Street
San Francisco, CA 94104

(Address of principal executive offices) (Zip code)
Randy Merk
Laudus Trust
101 Montgomery Street
San Francisco, CA 94104


(Name and address of agent for service)
Registrant's telephone number, including area code: (415) 667-7000
Date of fiscal year end: 3/31
Date of reporting period: July 1, 2006-June 30, 2007
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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Laudus Trust


By:

                /S/ Randy Merk
                President & CEO Laudus Funds

Date:           August 30, 2007